TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

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Transamerica MSCI EAFE Index VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica MSCI EAFE Index VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: SSGA Funds Management, Inc.
Portfolio Managers:
Emiliano Rabinovich, CFA	Portfolio Manager	since May 2024
Keith Richardson	Portfolio Manager	since May 2017
Karl Schneider	Portfolio Manager	since May 2023

Effective immediately, the following replaces the information in the Prospectus for Transamerica MSCI EAFE Index VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Emiliano Rabinovich, CFA	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2024; joined State Street Global Advisors in 2006; Managing Director of State Street Global Advisors and Co-Head of the Systematic Equity Beta Group in the Americas
Keith Richardson	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2017; joined State Street Global Advisors in 1999; Vice President of State Street Global Advisors and Senior Portfolio Manager in the Systematic Equity Beta Group
Karl Schneider	SSGA Funds Management, Inc.	Portfolio Manager of the portfolio since 2023; joined State Street Global Advisors in 1997; Managing Director of State Street Global Advisors and Co-Head of the Systematic Equity Beta Group in the Americas

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Effective immediately, the following replaces the corresponding information in the Statement of Additional Information for Transamerica MSCI EAFE Index VP under the section in Appendix B entitled “Portfolio Managers – SSGA Funds Management, Inc. (“SSGA FM”)”:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Emiliano Rabinovich, CFA*	130	$1.08 trillion	363	$850.1 billion	472	$508.3 billion
Keith Richardson	127	$1.06 trillion	363	$809.6 billion	478	$502.5 billion
Karl Schneider	127	$1.06 trillion	363	$809.6 billion	478	$502.5 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Emiliano Rabinovich, CFA*	0	$0	0	$0	0	$0
Keith Richardson	0	$0	0	$0	0	$0
Karl Schneider	0	$0	0	$0	0	$0

*as of April 30, 2024

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Investors Should Retain this Supplement for Future Reference

June 5, 2024